Disposal of assets and other transactions (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Inventories		$ 21
Investments
Property, plant and equipment	335	3,587
Total	335	3,608
Finance debt	99	133
Provision for decommissioning costs	442	1,332
Total	541	$ 1,465
Exploration And Production Segment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	335
Total	335
Provision for decommissioning costs	442
Total	442
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Finance debt	99
Total	$ 99